Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014	Mar. 04, 2014	Oct. 31, 2013	Jan. 31, 2014	Jan. 23, 2014	Dec. 31, 2013
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Share Price (in Dollars per share)					$ 0.01
Goodwill, Impairment Loss (in Dollars)	$ 0
Goodwill (in Dollars)	1,405,300,000					989,800,000
Inventory Adjustments (in Dollars)	35,500,000					23,900,000
MacDermid, Incorporated Employee Savings And 401(k) Plan [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year (in Dollars)	1,400,000
Defined Benefit Plan, Contributions by Employer (in Dollars)	700,000
MacDermid [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Acquisition, Percentage of Ownership		3.00%	97.00%
Goodwill (in Dollars)	990,200,000
Fair Value Inputs, Discount Rate				2.00%
Arysta [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Restricted Cash and Cash Equivalents (in Dollars)	600,000,000
Customer Lists [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Customer Lists [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	30 years
Developed Technology Rights [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Developed Technology Rights [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	14 years
Trade Names [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Trade Names [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Noncompete Agreements [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Noncompete Agreements [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Offshore [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	7.60%
Goodwill (in Dollars)	364,000,000
Fair Value Inputs, Long-term Revenue Growth Rate	3.50%
Offshore [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	(0.70%)
Offshore [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	9.00%
ASF Americas [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	11.10%
Goodwill (in Dollars)	$ 78,300,000
Fair Value Inputs, Long-term Revenue Growth Rate	3.00%
ASF Americas [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	2.30%
ASF Americas [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	5.90%
ASF Americas and Offshore [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Long-term Growth Term	7 years
Building and Building Improvements [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Building and Building Improvements [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Computer Hardware And software [Member] | Minimum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Hardware And software [Member] | Maximum [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Weighted Average Cost Of Capital, WACC [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Discount Rate	10.50%